Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments(Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value

Common Stocks - 70.8%
Aerospace & Defense - 3.0%
General Dynamics Corp.	11,065	$2,668,657
Raytheon Technologies Corp.	49,145	4,868,795
		7,537,452
Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B	19,220	4,121,921
Banks - 0.9%
JPMorgan Chase & Co.	17,150	2,337,888
Beverages - 1.2%
PepsiCo, Inc.	18,800	3,146,744
Biotechnology - 1.1%
AbbVie, Inc.	16,995	2,755,059
Building Products - 1.9%
Carlisle Cos., Inc.	7,677	1,887,928
Johnson Controls International PLC	46,515	3,049,988
		4,937,916
Capital Markets - 0.8%
Nasdaq, Inc.	11,466	2,043,241
Chemicals - 6.9%
Air Products and Chemicals, Inc.	16,900	4,223,479
Albemarle Corp.	17,715	3,917,673
Ecolab, Inc.	12,100	2,136,376
Linde PLC	19,175	6,125,070
Sherwin-Williams Co. (The)	4,500	1,123,290
		17,525,888
Commercial Services & Supplies - 1.4%
Cintas Corp.	8,388	3,568,171
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	671	280
Electrical Equipment - 0.5%
nVent Electric PLC	33,260	1,156,783
Energy Equipment & Services - 0.0%†
Weatherford International PLC *	1,897	63,170
Food & Staples Retailing - 1.0%
Walmart, Inc.	17,480	2,603,122
Food Products - 1.1%
McCormick & Co., Inc.	29,040	2,898,192
Health Care Equipment & Supplies - 7.3%
Abbott Laboratories	30,943	3,662,414
Becton Dickinson and Co.	16,500	4,389,000
Medtronic PLC	37,300	4,138,435
Stryker Corp.	24,375	6,516,656
		18,706,505
Health Care Providers & Services - 2.3%
CVS Health Corp.	8,530	863,321
UnitedHealth Group, Inc.	9,550	4,870,214
		5,733,535
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	12,888	3,186,945

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	7,900	$718,663
		3,905,608
Household Products - 1.9%
Colgate-Palmolive Co.	24,716	1,874,214
Procter & Gamble Co. (The)	19,900	3,040,720
		4,914,934
Industrial Conglomerates - 4.5%
Honeywell International, Inc.	20,603	4,008,932
Roper Technologies, Inc.	15,815	7,468,317
		11,477,249
Insurance - 0.5%
Erie Indemnity Co., Class A	6,400	1,127,232
IT Services - 4.4%
Accenture PLC, Class A	20,371	6,869,712
Visa, Inc., Class A	19,710	4,371,087
		11,240,799
Life Sciences Tools & Services - 1.8%
West Pharmaceutical Services, Inc.	11,160	4,583,524
Machinery - 2.1%
Donaldson Co., Inc.	18,229	946,632
Dover Corp.	17,965	2,818,708
Pentair PLC	29,070	1,575,885
		5,341,225
Multiline Retail - 1.7%
Target Corp.	19,830	4,208,323
Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	13,700	2,230,771
EOG Resources, Inc.	16,105	1,920,199
Exxon Mobil Corp.	14,530	1,200,033
		5,351,003
Pharmaceuticals - 2.0%
Johnson & Johnson	19,200	3,402,816
Pfizer, Inc.	33,385	1,728,341
		5,131,157
Road & Rail - 1.5%
JB Hunt Transport Services, Inc.	5,700	1,144,503
Norfolk Southern Corp.	9,428	2,689,054
		3,833,557
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	34,171	5,644,366
Texas Instruments, Inc.	31,200	5,724,576
		11,368,942
Software - 6.6%
Microsoft Corp.	54,893	16,924,061
Specialty Retail - 2.4%
Lowe's Cos., Inc.	18,895	3,820,380
Ross Stores, Inc.	26,415	2,389,501
		6,209,881

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Portfolio of Investments(Unaudited) (Continued)
March 31, 2022

		Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc., Class B		27,825	$3,744,132
Trading Companies & Distributors - 0.8%
WW Grainger, Inc.		4,068	2,098,234
Total Common Stocks
(Cost - $77,129,429)			180,595,728
Corporate Bonds and Notes - 8.2%
Aerospace & Defense - 0.1%
Boeing Co. (The), 5.15%, 5/1/30		$ 150,000	159,987
Agriculture - 0.1%
Altria Group, Inc., 3.40%, 5/6/30		300,000	288,558
Airlines - 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)		100,000	99,625
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)		300,000	301,984
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(a)		150,000	150,085
International Consolidated Airlines Group SA, 3.75%, 3/25/29	EUR	200,000	199,949
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26		43,200	42,336
United Airlines, Inc., 4.38%, 4/15/26(a)		100,000	98,438
			892,417
Banks - 1.0%
Banco de Chile, 2.99%, 12/9/31(a)		200,000	184,462
Banco Santander SA, 2.75%, 12/3/30		200,000	176,059
Bank of America Corp.
3.50%, 4/19/26		500,000	506,818
2.59%, (SOFR + 2.15%), 4/29/31(b)		100,000	92,269
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31(b)		100,000	91,623
3.06%, (SOFR + 1.35%), 1/25/33(b)		200,000	187,442
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 1/27/32(b)		300,000	259,921
JPMorgan Chase & Co., 4.49%, (SOFR + 3.79%), 3/24/31(b)		400,000	424,603
Morgan Stanley, 3.88%, 1/27/26		400,000	408,080
UniCredit SpA, 1.98%, (US 1 Year CMT T-Note + 1.20%), 6/3/27(a),(b)		200,000	180,508
			2,511,785
Beverages - 0.0%†
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36		100,000	108,500
Biotechnology - 0.1%
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30		50,000	43,395

		Shares/ Principal	Fair Value

Biotechnology (continued)
Royalty Pharma PLC, 2.15%, 9/2/31		$300,000	$258,072
			301,467
Building Materials - 0.1%
Mohawk Industries, Inc., 3.63%, 5/15/30		200,000	196,271
Chemicals - 0.3%
Alpek SAB de CV, 3.25%, 2/25/31(a)		200,000	182,250
ASP Unifrax Holdings, Inc, 5.25%, 9/30/28(a)		100,000	93,357
Braskem Netherlands Finance BV, 4.50%, 1/31/30(a)		200,000	193,558
CF Industries, Inc., 5.15%, 3/15/34		100,000	110,986
Sasol Financing USA LLC, 6.50%, 9/27/28		200,000	203,040
Yara International ASA, 3.15%, 6/4/30(a)		100,000	93,268
			876,459
Commercial Services - 0.1%
APCOA Parking Holdings GmbH, 4.63%, 1/15/27(a)	EUR	100,000	104,324
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(a)		100,000	96,000
			200,324
Computers - 0.1%
Presidio Holdings, Inc., 8.25%, 2/1/28(a)		100,000	102,000
Teledyne FLIR LLC, 2.50%, 8/1/30		50,000	45,547
			147,547
Cosmetics & Personal Care - 0.1%
Avon Products, Inc., 6.50%, 3/15/23		135,000	136,191
Oriflame Investment Holding PLC, 5.13%, 5/4/26(a)		200,000	160,000
			296,191
Diversified Financial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33		150,000	134,467
Electric - 1.1%
Colbun SA, 3.15%, 3/6/30(a)		200,000	185,302
Comision Federal de Electricidad, 3.35%, 2/9/31(a)		200,000	175,002
Dominion Energy, Inc., 3.38%, 4/1/30		100,000	98,731
Duke Energy Carolinas LLC, 6.10%, 6/1/37		100,000	118,514
Duke Energy Corp., 3.75%, 9/1/46		100,000	94,194
EDP Finance BV, 1.71%, 1/24/28(a)		200,000	176,799
Electricite de France SA, 5.25%, (USD 10 Year Swap + 3.71%), 7/29/70(a),(b)		400,000	399,000
Enel Finance International NV, 3.50%, 4/6/28(a)		200,000	197,818

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Portfolio of Investments(Unaudited) (Continued)
March 31, 2022

	Shares/ Principal	Fair Value

Electric (continued)
Exelon Corp., 4.05%, 4/15/30	$200,000	$206,472
InterGen NV, 7.00%, 6/30/23(a)	200,000	195,500
Israel Electric Corp. Ltd., 4.25%, 8/14/28(a)	200,000	201,000
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(a)	100,000	93,731
PacifiCorp, 6.10%, 8/1/36	100,000	121,157
Southern Co. (The), 3.70%, 4/30/30	150,000	150,651
Talen Energy Supply LLC, 7.25%, 5/15/27(a)	100,000	93,457
Vistra Operations Co. LLC
4.38%, 5/1/29(a)	100,000	94,500
4.30%, 7/15/29(a)	300,000	289,604
		2,891,432
Electronics - 0.1%
Flex Ltd., 4.88%, 5/12/30	200,000	208,351
Entertainment - 0.0%†
Magallanes, Inc., 4.05%, 3/15/29(a)	100,000	100,593
Food - 0.2%
Bimbo Bakeries USA, Inc., 4.00%, 5/17/51(a)	200,000	187,002
JBS Finance Luxembourg Sarl
2.50%, 1/15/27(a)	200,000	185,752
3.63%, 1/15/32(a)	200,000	183,000
		555,754
Forest Products & Paper - 0.1%
Suzano Austria GmbH, 3.13%, 1/15/32	200,000	177,076
Healthcare-Products - 0.1%
PerkinElmer, Inc., 2.25%, 9/15/31	200,000	176,799
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	91,537
		268,336
Healthcare-Services - 0.3%
Anthem, Inc., 4.65%, 1/15/43	100,000	109,208
Centene Corp., 3.00%, 10/15/30	100,000	92,225
CHS/Community Health Systems, Inc., 5.63%, 3/15/27(a)	100,000	102,051
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	93,660
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	130,307
Orlando Health Obligated Group, 3.78%, 10/1/28	35,000	35,486
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	228,464
		791,401
Home Builders - 0.0%†
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 8/1/29(a)	100,000	88,183

	Shares/ Principal	Fair Value

Insurance - 0.1%
Arch Capital Group Ltd., 3.64%, 6/30/50	$200,000	$183,108
Radian Group, Inc., 4.88%, 3/15/27	200,000	201,000
		384,108
Internet - 0.1%
Alibaba Group Holding Ltd., 4.40%, 12/6/57	200,000	188,002
Tencent Holdings Ltd., 2.39%, 6/3/30(a)	200,000	177,844
		365,846
Leisure Time - 0.1%
NCL Corp. Ltd., 5.88%, 3/15/26(a)	200,000	190,000
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(a)	200,000	192,744
		382,744
Lodging - 0.3%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	100,000	96,375
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(a)	200,000	189,388
Las Vegas Sands Corp., 3.90%, 8/8/29	100,000	91,711
Melco Resorts Finance Ltd., 5.75%, 7/21/28(a)	200,000	176,100
Studio City Finance Ltd., 5.00%, 1/15/29(a)	200,000	152,150
Wynn Macau Ltd., 5.63%, 8/26/28(a)	200,000	173,752
		879,476
Machinery-Construction & Mining - 0.0%†
Caterpillar, Inc., 2.60%, 4/9/30	50,000	48,767
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	200,000	180,283
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26(a)	200,000	77,500
Fox Corp., 3.50%, 4/8/30	200,000	198,150
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	116,035
Univision Communications, Inc., 5.13%, 2/15/25(a)	100,000	100,084
		672,052
Multi-National - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29(a)	200,000	189,317
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	200,000	201,364
		390,681
Oil & Gas - 0.4%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	199,273

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Continental Resources, Inc./Ok, 5.75%, 1/15/31(a)	$200,000	$218,760
Ecopetrol SA
5.38%, 6/26/26	100,000	101,305
4.63%, 11/2/31	100,000	90,835
Harvest Operations Corp., 4.20%, 6/1/23(a)	100,000	101,668
Occidental Petroleum Corp.
6.13%, 1/1/31	100,000	112,625
6.20%, 3/15/40	100,000	111,000
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	71,701
Phillips 66, 2.15%, 12/15/30	100,000	88,834
		1,096,001
Oil & Gas Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	50,000	53,393
Schlumberger Holdings Corp., 3.90%, 5/17/28(a)	150,000	151,798
		205,191
Packaging & Containers - 0.1%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	46,084
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(a)	150,000	148,667
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Gro, 4.00%, 10/15/27(a)	100,000	92,750
WRKCo, Inc., 3.00%, 6/15/33	50,000	46,705
		334,206
Pharmaceuticals - 0.2%
AbbVie, Inc., 4.55%, 3/15/35	100,000	107,369
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	102,427
CVS Health Corp., 4.78%, 3/25/38	100,000	109,372
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29	100,000	96,112
		415,280
Pipelines - 0.7%
Boardwalk Pipelines LP, 3.40%, 2/15/31	125,000	118,233
Cheniere Energy, Inc., 4.63%, 10/15/28	100,000	100,751
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(a)	100,000	99,625
Energy Transfer LP
4.75%, 1/15/26	100,000	103,987
4.95%, 5/15/28	100,000	103,737

	Shares/ Principal	Fair Value

Pipelines (continued)
Enterprise Products Operating LLC
3.13%, 7/31/29	$100,000	$98,208
4.45%, 2/15/43	100,000	100,803
Rattler Midstream LP, 5.63%, 7/15/25(a)	100,000	101,500
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	400,000	423,760
TransCanada PipeLines Ltd.
4.25%, 5/15/28	100,000	104,074
4.88%, 5/15/48	200,000	224,216
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	100,000	98,115
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	49,440
		1,726,449
Real Estate - 0.1%
Country Garden Holdings Co. Ltd., 7.25%, 4/8/26	200,000	154,000

REITS - 0.3%
Equinix, Inc., 1.45%, 5/15/26	50,000	45,928
Healthcare Trust of America Holdings LP, 2.00%, 3/15/31	300,000	259,624
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	100,000	92,871
National Retail Properties, Inc., 4.30%, 10/15/28	300,000	308,921
		707,344
Retail - 0.1%
Kohl's Corp., 3.38%, 5/1/31	200,000	191,865

Semiconductors - 0.1%
SK Hynix, Inc., 2.38%, 1/19/31(a)	200,000	174,910

Software - 0.1%
Fiserv, Inc., 2.65%, 6/1/30	100,000	92,306
MSCI, Inc., 3.25%, 8/15/33(a)	100,000	90,023
		182,329
Telecommunications - 0.4%
America Movil SAB de CV, 5.38%, 4/4/32(a)	200,000	200,000
AT&T, Inc., 3.50%, 6/1/41	300,000	276,488
CommScope Technologies LLC, 5.00%, 3/15/27(a)	100,000	87,011
T-Mobile USA, Inc.
3.88%, 4/15/30	300,000	301,188
3.30%, 2/15/51	100,000	84,023
		948,710
Transportation - 0.1%
CSX Corp., 4.10%, 3/15/44	100,000	103,084
FedEx Corp., 4.05%, 2/15/48	200,000	197,455
		300,539

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

		Shares/ Principal	Fair Value

Trucking & Leasing - 0.1%
DAE Funding LLC, 1.55%, 8/1/24(a)		$200,000	$189,063
Total Corporate Bonds and Notes
(Cost - $22,278,409)			20,944,660
U.S. Treasury Securities and Agency Bonds - 5.7%
U.S. Treasury Bond
1.13%, 5/15/40		465,000	366,787
1.13%, 8/15/40		725,000	568,927
1.75%, 8/15/41		440,000	381,769
3.13%, 11/15/41		28,000	30,238
2.50%, 5/15/46††		915,000	898,273
2.25%, 8/15/46		405,000	379,577
2.75%, 8/15/47		150,000	155,543
2.75%, 11/15/47		319,000	331,149
3.13%, 5/15/48		100,000	111,742
3.00%, 8/15/48		330,000	360,486
2.88%, 5/15/49		100,000	107,598
1.25%, 5/15/50		720,000	538,087
2.38%, 5/15/51		275,000	269,586
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26		573,867	612,905
U.S. Treasury Note
0.13%, 1/31/23		350,000	345,898
1.75%, 3/15/25		398,000	390,009
0.25%, 6/30/25		900,000	836,965
0.25%, 7/31/25		300,000	278,438
0.25%, 9/30/25		1,900,000	1,757,129
0.38%, 11/30/25		2,065,000	1,911,254
0.38%, 12/31/25		3,050,000	2,819,820
1.88%, 2/28/27		910,000	886,966
1.88%, 2/15/32		320,000	307,350
Total U.S. Treasury Securities and Agency Bonds
(Cost - $15,371,374)			14,646,496
Asset Backed and Commercial Backed Securities - 4.8%
Adagio CLO VIII DAC, 1.65%, (3 Month EUR Libor + 1.65%), 4/15/32 (a),(b)	EUR	250,000	272,201
AMMC CLO 21 Ltd., 2.41%, (3 Month US Libor + 2.10%), 11/2/30 (a),(b)		300,000	291,733
AMMC CLO XI Ltd., 2.20%, (3 Month US Libor + 1.90%), 4/30/31 (a),(b)		400,000	388,396
Antares CLO 2018-1 Ltd., 1.90%, (3 Month US Libor + 1.65%), 4/20/31 (a),(b)		250,000	246,649
BlueMountain CLO 34 Ltd., 0.00%, (3 Month Term SOFR + 2.40%), 4/20/35 (a),(b)		250,000	250,000

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

BlueMountain Fuji Eur CLO V DAC, 1.55%, (3 Month EUR Libor + 1.55%), 1/15/33 (a),(b)	EUR	$250,000	$272,983
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)		31,009	31,285
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(c)		77,937	77,031
BX 2021-LBA3 Mortgage Trust, 1.30%, (1 Month US Libor + 0.90%), 10/15/36 (a),(b)		130,000	125,055
BX Commercial Mortgage Trust 2021-VOLT, 1.35%, (1 Month US Libor + 0.95%), 9/15/36 (a),(b)		130,000	125,590
Carlyle Global Market Strategies, 0.00%, (3 Month Term SOFR + 2.15%), 4/15/35 (a),(b)		250,000	249,193
Carlyle GMS Finance MM CLO 2015-1 LLC, 2.44%, (3 Month US Libor + 2.20%), 10/15/31 (a),(b)		250,000	246,378
CARLYLE US CLO 2017-4 Ltd., 3.04%, (3 Month US Libor + 2.80%), 1/15/30 (a),(b)		200,000	191,448
Cent CLO 21 Ltd., 3.47%, (3 Month US Libor + 3.20%), 7/27/30 (a),(b)		250,000	241,134
CIFC Funding 2022-II Ltd., 2.06%, (3 Month Term SOFR + 1.32%), 4/19/35 (a),(b)		310,000	309,630
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(c)		26,676	26,972
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(c)		18,260	18,435
DBCG Mortgage Trust 2017-BBG, 1.10%, (1 Month US Libor + 0.70%), 6/15/34 (a),(b)		160,000	158,458
Dryden 97 CLO Ltd., 0.00%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)		250,000	249,700
Dryden Senior Loan Fund, 0.00%, (3 Month Term SOFR + 2.35%), 4/20/35 (a),(b)		250,000	249,192
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.55%, 9/10/35 (a),(c)		250,000	246,737
Ellington CLO III Ltd., 1.90%, (3 Month US Libor + 1.65%), 7/20/30 (a),(b)		237,220	236,394
Fannie Mae Connecticut Avenue Securities
5.71%, (1 Month US Libor + 5.25%), 10/25/23(b)		57,589	59,366

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

		Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
4.86%, (1 Month US Libor + 4.40%), 1/25/24(b)		$89,946	$92,994
3.06%, (1 Month US Libor + 2.60%), 5/25/24(b)		84,492	85,784
3.36%, (1 Month US Libor + 2.90%), 7/25/24(b)		60,771	60,850
5.36%, (1 Month US Libor + 4.90%), 11/25/24(b)		111,236	115,256
5.46%, (1 Month US Libor + 5.00%), 7/25/25(b)		728	728
6.46%, (1 Month US Libor + 6.00%), 9/25/28(b)		234,705	247,271
5.76%, (1 Month US Libor + 5.30%), 10/25/28(b)		239,252	248,663
4.91%, (1 Month US Libor + 4.45%), 1/25/29(b)		83,751	86,936
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)		149,479	138,819
Freddie Mac Structured Agency Credit Risk Debt Notes
4.46%, (1 Month US Libor + 4.00%), 8/25/24(b)		95,385	96,952
4.36%, (1 Month US Libor + 3.90%), 12/25/27(b)		33,452	33,480
5.16%, (1 Month US Libor + 4.70%), 4/25/28(b)		126,658	132,033
6.01%, (1 Month US Libor + 5.55%), 7/25/28(b)		305,081	324,834
5.11%, (1 Month US Libor + 4.65%), 10/25/28(b)		233,063	243,316
5.61%, (1 Month US Libor + 5.15%), 11/25/28(b)		137,062	144,707
Halcyon Loan Advisors Funding 2018-1 Ltd., 2.05%, (3 Month US Libor + 1.80%), 7/21/31 (a),(b)		170,000	166,954
Holland Park CLO DAC, 0.92%, (3 Month EUR Libor + 0.92%), 11/14/32 (a),(b)	EUR	500,000	549,307
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)		79,328	73,020
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)		208,578	191,729
JP Morgan Mortgage Trust, 2.50%, 6/25/52 (a),(c)		113,247	109,729
JP Morgan Mortgage Trust 2021-13, 2.50%, 4/25/52 (a),(c)		240,357	230,358
JP Morgan Mortgage Trust 2021-14, 2.50%, 5/25/52 (a),(c)		179,863	172,380

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
LCM XXV Ltd., 2.55%, (3 Month US Libor + 2.30%), 7/20/30 (a),(b)	$440,000	$426,640
Madison Park Euro Funding VIII DAC, 0.82%, (3 Month EUR Libor + 0.82%), 4/15/32 (a),(b)	600,000	663,147
Madison Park Funding XXII Ltd., 2.24%, (3 Month US Libor + 2.00%), 1/15/33 (a),(b)	250,000	244,404
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(c)	116,359	119,504
Neuberger Berman Loan Advisers CLO 27 Ltd., 1.34%, (3 Month US Libor + 1.10%), 1/15/30 (a),(b)	649,000	645,482
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	242,756
OBX 2021-J3 Trust, 2.50%, 10/25/51 (a),(c)	89,315	85,488
Octagon Investment Partners 33 Ltd., 3.00%, (3 Month US Libor + 2.75%), 1/20/31 (a),(b)	100,000	95,603
Octagon Investment Partners 35 Ltd., 1.35%, (3 Month US Libor + 1.10%), 1/20/31 (a),(b)	500,000	494,477
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(c)	27,447	27,660
Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(c)	155,344	148,687
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(c)	311,534	297,990
Strata CLO I Ltd., 2.44%, (3 Month US Libor + 2.20%), 1/15/31 (a),(b)	200,000	198,143
TICP CLO VI Ltd., 1.36%, (3 Month US Libor + 1.12%), 1/15/34 (a),(b)	300,000	297,719
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(c)	31,606	31,609
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(c)	42,316	42,621
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(c)	37,884	37,929
Voya CLO 2014-1 Ltd., 3.04%, (3 Month US Libor + 2.80%), 4/18/31 (a),(b)	200,000	187,185
Total Asset Backed and Commercial Backed Securities
(Cost - $12,662,974)		12,397,104
Agency Mortgage Backed Securities - 3.0%
Federal National Mortgage Association - 3.0%
Fannie Mae Pool, 3.00%, 11/1/48	547,252	541,243

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
Federal National Mortgage Association
2.50%, 4/1/37(d)	$1,380,000	$1,363,397
3.00%, 4/1/52(d)	2,666,000	2,609,764
3.50%, 4/1/52(d)	3,154,000	3,160,899
		7,675,303
Total Agency Mortgage Backed Securities
(Cost - $7,863,731)		7,675,303
Term Loans - 1.1%
24 Hour Fitness Worldwide, Inc., 1.13%, (3 Month US Libor + 1.00%), 12/29/25 (b)	31,368	15,161
Acrisure LLC
4.26%, (1 Month US Libor + 4.25%), 2/15/27(b)	5,840	5,793
4.75%, (1 Month US Libor + 4.25%), 2/15/27(b)	3,405	3,386
Adient US LLC, 3.71%, (1 Month US Libor + 3.25%), 4/10/28 (b)	29,775	29,254
ADMI Corp.
3.88%, (1 Month US Libor + 3.38%), 12/23/27(b)	4,055	3,979
4.00%, (1 Month US Libor + 3.50%), 12/23/27(b)	3,828	3,777
AI Convoy (Luxembourg) Sarl, 4.50%, 1/18/27	19,744	19,457
Air Canada, 4.25%, (3 Month US Libor + 3.50%), 8/11/28 (b)	154,806	153,193
Alliant Holdings Intermediate LLC
3.71%, (1 Month US Libor + 3.25%), 5/9/25(b)	38,116	37,653
4.00%, (1 Month US Libor + 3.50%), 11/5/27(b)	7,335	7,279
Allied Universal Holdco LLC, 4.25%, (1 Month US Libor + 3.75%), 5/12/28 (b)	7,164	7,045
Amentum Government Services Holdings LLC, 4.50%, (1 Month US Libor + 4.50%), 2/15/29 (b)	12,952	12,807
American Airlines, Inc., 5.50%, (3 Month US Libor + 4.75%), 4/20/28 (b)	6,131	6,202
American Trailer World Corp., 4.50%, (1 Month US Libor + 3.75%), 3/3/28 (b)	33,953	32,510
Aptean, Inc., 4.71%, (1 Month US Libor + 4.25%), 4/23/26 (b)	11,909	11,764

	Shares/ Principal	Fair Value
Term Loans (continued)
Apx Group, Inc., 4.00%, (1 Month US Libor + 3.50%), 7/10/28 (b)	$3,010	$2,967
Arches Buyer, Inc., 3.75%, (1 Month US Libor + 3.25%), 12/6/27 (b)	6,405	6,290
Ascensus Holdings, Inc., 4.56%, (3 Month US Libor + 3.50%), 8/2/28 (b)	9,057	8,977
ASP Blade Holdings, Inc, 4.50%, (1 Month US Libor + 4.00%), 10/13/28 (b)	12,113	11,934
ASP Unifrax Holdings, Inc., 0.00%, 12/12/25 (e)	10,000	9,592
AssuredPartners, Inc.
0.00%, 2/12/27(e)	10,000	9,875
3.96%, (1 Month US Libor + 3.50%), 2/12/27(b)	29,374	28,978
4.00%, (1 Month US Libor + 3.50%), 2/12/27(b)	2,535	2,501
Astoria Energy LLC, 4.50%, (3 Month US Libor + 3.50%), 12/10/27 (b)	14	14
Astra Acquisition Corp., 5.75%, (1 Month US Libor + 5.25%), 10/25/28 (b)	7,910	7,663
Astro One Acquisition Corp., 6.51%, (3 Month US Libor + 5.50%), 9/15/28 (b)	4,509	4,355
Asurion LLC
3.58%, (1 Month US Libor + 3.13%), 11/3/23(b)	13,480	13,385
3.71%, (1 Month US Libor + 3.25%), 12/23/26(b)	9,070	8,862
3.71%, (1 Month US Libor + 3.25%), 7/31/27(b)	8,379	8,198
5.71%, (1 Month US Libor + 5.25%), 1/31/28(b)	354	347
5.71%, (1 Month US Libor + 5.25%), 1/20/29(b)	26,001	25,384
AthenaHealth Group, Inc.
0.00%, 2/15/29(e)	2,562	2,530
4.00%, (1 Month US Libor + 3.50%), 2/15/29(b)	15,115	14,930
Atlas Purchaser, Inc., 6.00%, (3 Month US Libor + 5.25%), 5/8/28 (b)	22,151	21,452
Aveanna Healthcare LLC
0.00%, 7/17/28(e)	1,145	1,113
4.25%, (3 Month US Libor + 3.75%), 7/17/28(b)	4,910	4,774
Avis Budget Car Rental LLC, 2.21%, (1 Month US Libor + 1.75%), 8/6/27 (b)	84,429	82,529

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Term Loans (continued)
Bally's Corp., 3.75%, (3 Month US Libor + 3.25%), 10/2/28 (b)	$20,449	$20,321
Banijay Entertainment SAS, 3.99%, (1 Month US Libor + 3.75%), 3/1/25 (b)	18,681	18,495
Barracuda Networks, Inc., 4.73%, (3 Month US Libor + 3.75%), 2/12/25 (b)	11,106	11,045
Bausch Health Companies, Inc.
3.46%, (1 Month US Libor + 3.00%), 6/2/25(b)	28,216	27,958
0.00%, 1/27/27(e)	13,127	12,979
BWay Holding Co., 0.00%, 4/3/24 (e)	20,000	19,692
Caesars Resort Collection LLC, 3.21%, (1 Month US Libor + 2.75%), 12/23/24 (b)	28,863	28,683
CCI Buyer, Inc., 4.75%, (3 Month US Libor + 4.00%), 12/17/27 (b)	20,487	20,175
CCRR Parent, Inc., 4.76%, (3 Month US Libor + 3.75%), 3/6/28 (b)	1,787	1,776
Cengage Learning, Inc., 5.75%, (3 Month US Libor + 4.75%), 7/14/26 (b)	19,873	19,687
Charter Next Generation, Inc., 4.50%, (1 Month US Libor + 3.75%), 12/1/27 (b)	1,748	1,737
CHG Healthcare Services, Inc., 5.00%, (3 Month US Libor + 3.50%), 9/29/28 (b)	2,104	2,082
Citadel Securities LP, 2.93%, (1 Month US Libor + 2.61%), 2/2/28 (b)	9,900	9,835
City Brewing Co., LLC, 4.25%, (3 Month US Libor + 3.50%), 4/5/28 (b)	7,370	6,707
Clarios Global LP, 3.71%, (1 Month US Libor + 3.25%), 4/30/26 (b)	16,947	16,713
Clear Channel Outdoor Holdings, Inc., 3.80%, (3 Month US Libor + 3.50%), 8/21/26 (b)	9,824	9,647
Cloudera, Inc.
4.25%, (1 Month US Libor + 3.75%), 10/8/28(b)	4,364	4,304
6.50%, (1 Month US Libor + 6.00%), 10/8/29(b)	1,860	1,827
CNT Holdings I Corp., 4.25%, (3 Month US Libor + 3.50%), 11/8/27 (b)	1,779	1,768
Cobham Ultra US Co. Borrower LLC, 0.00%, 11/17/28 (e)	2,410	2,381
Commscope, Inc., 3.71%, (1 Month US Libor + 3.25%), 4/6/26 (b)	29,323	28,505

	Shares/ Principal	Fair Value
Term Loans (continued)
Conair Holdings LLC, 4.76%, (3 Month US Libor + 3.75%), 5/17/28 (b)	$9,950	$9,776
Cornerstone OnDemand, Inc., 4.25%, (1 Month US Libor + 3.75%), 10/16/28 (b)	8,071	7,980
Coty, Inc., 2.56%, (1 Month US Libor + 2.25%), 4/7/25 (b)	61,268	59,660
CSC Holdings LLC, 2.65%, (1 Month US Libor + 2.25%), 7/17/25 (b)	36,180	35,525
Cushman & Wakefield U.S. Borrower, LLC., 3.21%, (1 Month US Libor + 2.75%), 8/21/25 (b)	9,874	9,726
Cyanco Intermediate 2 Corp., 3.96%, (1 Month US Libor + 3.50%), 3/16/25 (b)	12,064	11,792
DCert Buyer, Inc., 4.46%, (1 Month US Libor + 4.00%), 10/16/26 (b)	19,600	19,434
Delta Air Lines, Inc., 4.75%, (3 Month US Libor + 3.75%), 10/20/27 (b)	5,518	5,690
Dermatology Intermediate Holdings III, Inc.
0.00%, 4/1/29(e)	2,888	2,845
0.00%, 4/1/29(e)	540	532
DexKo Global, Inc.
4.72%, (3 Month US Libor + 3.75%), 10/4/28(b)	344	336
4.76%, (3 Month US Libor + 3.75%), 10/4/28(b)	1,804	1,765
Diamond Sports Group LLC, 9.00%, (1 Month US Libor + 8.00%), 5/25/26 (b)	55,183	55,880
Dynasty Acquisition Co., Inc.
4.51%, (3 Month US Libor + 3.50%), 4/6/26(b)	79,529	78,004
4.51%, (3 Month US Libor + 3.50%), 4/6/26(b)	42,757	41,938
ECI Macola/Max Holding LLC, 4.76%, (3 Month US Libor + 3.75%), 11/9/27 (b)	7,052	6,956
Edelman Financial Engines Center LLC, (The), 4.25%, (1 Month US Libor + 3.50%), 4/7/28 (b)	19,850	19,599
Epicor Software Corp., 0.00%, 7/30/27 (e)	9,974	9,883
eResearch Technology, Inc., 5.50%, (1 Month US Libor + 4.50%), 2/4/27 (b)	16,006	15,929
Evergreen AcqCo 1 LP, 6.25%, (3 Month US Libor + 5.50%), 4/26/28 (b)	18,146	17,987

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Term Loans (continued)
FINThrive Software Intermediate Holdings, Inc., 4.50%, (3 Month US Libor + 4.00%), 12/18/28 (b)	$4,043	$3,994
First Brands Group, LLC, 6.00%, (3 Month US Libor + 5.00%), 3/30/27 (b)	15,930	15,771
First Student Bidco, Inc., 3.98%, (3 Month US Libor + 3.00%), 7/21/28 (b)	914	906
Flynn Restaurant Group LP, 4.75%, (1 Month US Libor + 4.25%), 12/1/28 (b)	4,543	4,470
Gainwell Acquisition Corp., 5.01%, (3 Month US Libor + 4.00%),10/1/27 (b)	28,398	28,327
Global Medical Response, Inc., 5.25%, (3 Month US Libor + 4.25%), 3/14/25 (b)	3,755	3,725
Global Tel Link Corp., 4.71%, (1 Month US Libor + 4.25%), 11/29/25 (b)	38,793	36,756
Golden Nugget LLC, 3.25%, (3 Month US Libor + 3.25%), 10/4/23 (b)	2,880	2,862
Gray Television, Inc., 0.00%, 12/1/28 (e)	10,000	9,939
Great Outdoors Group LLC, 4.50%, (1 Month US Libor + 3.75%), 3/6/28 (b)	24,362	24,240
Greeneden US Holdings II LLC, 4.98%, (1 Month US Libor + 4.00%), 12/1/27 (b)	9,581	9,557
Heartland Dental LLC, 4.45%, (1 Month US Libor + 4.00%), 4/30/25 (b)	2,791	2,760
Hexion Holdings Corp., 5.00%, (1 Month US Libor + 4.50%), 3/15/29 (b)	10,787	10,517
Highline AfterMarket Acquisition LLC, 5.25%, (3 Month US Libor + 4.50%), 11/9/27 (b)	16,828	16,028
Hilton Grand Vacations Borrower LLC, 3.50%, (1 Month US Libor + 3.00%), 8/2/28 (b)	17,910	17,785
Hunter Holdco 3 Limited, 5.26%, (3 Month US Libor + 4.25%), 8/19/28 (b)	16,867	16,782
Hyland Software, Inc., 4.25%, (1 Month US Libor + 3.50%), 7/1/24 (b)	7,348	7,301
ICON Luxembourg SARL, 3.31%, (3 Month US Libor + 2.25%), 7/3/28 (b)	3,424	3,404

	Shares/ Principal	Fair Value
Term Loans (continued)
Idera, Inc., 4.50%, (3 Month US Libor + 3.75%), 3/2/28 (b)	$12,889	$12,637
IGT Holding IV AB, 4.51%, (3 Month US Libor + 3.50%), 3/31/28 (b)	16,319	16,166
Ineos US Petrochem, LLC, 3.25%, (1 Month US Libor + 2.75%), 1/29/26 (b)	17,474	17,142
IRB Holding Corp., 4.25%, (3 Month US Libor + 4.25%), 12/15/27 (b)	6,556	6,512
Ivanti Software, Inc., 5.00%, (3 Month US Libor + 4.25%), 12/1/27 (b)	19,950	19,641
Jane Street Group, LLC, 3.21%, (1 Month US Libor + 2.75%), 1/26/28 (b)	8,532	8,399
Jazz Financing Lux SARL, 4.00%, (1 Month US Libor + 3.50%), 5/5/28 (b)	23,765	23,656
Kenan Advantage Group, Inc. (The), 4.50%, (3 Month US Libor + 3.75%), 3/24/26 (b)	51,872	51,013
Kestrel Bidco, Inc., 4.00%, (3 Month US Libor + 3.00%), 12/11/26 (b)	55,752	53,603
Klockner Pentaplast of America, Inc., 0.00%, 2/12/26 (e)	20,000	18,163
Knot Worldwide, Inc. (The), 4.67%, (1 Month US Libor + 4.50%), 12/19/25 (b)	2,346	2,329
KUEHG Corp., 4.76%, (3 Month US Libor + 3.75%), 2/21/25 (b)	39,487	38,833
LaserShip, Inc, 5.25%, (3 Month US Libor + 4.50%), 5/8/28 (b)	4,171	4,145
LogMein, Inc., 5.22%, (1 Month US Libor + 4.75%), 8/31/27 (b)	32,373	31,736
LSF11 AS Holdco LLC, 4.00%, (1 Month US Libor + 3.50%), 10/15/28 (b)	973	958
Lucid Energy Group II Borrower LLC, 5.00%, (1 Month US Libor + 4.25%), 11/24/28 (b)	4,533	4,490
LUMMUS TECHNOLOGY HOLDINGS V LLC, 3.96%, (1 Month US Libor + 3.50%), 6/30/27 (b)	3,381	3,265
Madison IAQ LLC, 4.52%, (3 Month US Libor + 3.25%), 6/21/28 (b)	4,373	4,303
Magenta Buyer LLC, 5.75%, (3 Month US Libor + 5.00%), 7/27/28 (b)	16,902	16,745
McAfee Corp., 4.50%, (1 Month US Libor + 4.00%), 3/1/29 (b)	2,658	2,634

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Term Loans (continued)
McGraw-Hill Education, Inc., 5.26%, (1 Month US Libor + 4.75%), 7/28/28 (b)	$24,038	$23,760
Medical Solutions Holdings, Inc.
0.00%, 11/1/28(e)	555	550
4.00%, (3 Month US Libor + 3.50%), 11/1/28(b)	2,916	2,887
Medline Borrower, LP, 3.75%, (1 Month US Libor + 3.25%), 10/23/28 (b)	4,738	4,688
MH Sub I, LLC, 4.75%, (1 Month US Libor + 3.75%), 9/13/24 (b)	8,286	8,184
Michaels Companies, Inc. (The), 5.26%, (3 Month US Libor + 4.25%), 4/15/28 (b)	9,925	9,289
Mitchell International, Inc., 4.25%, (3 Month US Libor + 3.75%), 10/16/28 (b)	9,298	9,134
Motion Finco, LLC
4.26%, (3 Month US Libor +3.25%), 11/12/26(b)	86,868	85,215
4.26%, (3 Month US Libor + 3.25%), 11/12/26(b)	12,384	12,148
MPH Acquisition Holdings LLC, 4.76%, (3 Month US Libor + 4.25%), 9/1/28 (b)	6,283	6,094
NIC Acquisition Corp., 4.76%, (3 Month US Libor + 3.75%), 12/29/27 (b)	13,104	12,711
Numericable U.S. LLC, 4.51%, (1 Month US Libor + 4.00%), 8/14/26 (b)	19,768	19,381
Organon & Co., 0.00%, 6/2/28 (e)	20,000	19,875
Osmosis Buyer Ltd., 4.25%, (1 Month US Libor + 3.75%), 7/31/28 (b)	8,539	8,451
Osmosis Debt Merger Sub, Inc.
0.00%, 7/31/28(e)	9,447	9,340
0.00%, 7/31/28(e)	2,147	2,123
Owens & Minor, Inc., 0.00%, 3/29/29 (e)	3,568	3,551
Pathway Vet Alliance LLC, 4.21%, (1 Month US Libor + 3.75%), 3/31/27 (b)	19,279	19,050
PECF USS Intermediate Holding Corp., 4.76%, (3 Month US Libor + 4.25%), 12/15/28 (b)	2,403	2,377
Peraton Corp., 4.50%, (1 Month US Libor + 3.75%), 2/1/28 (b)	13,110	12,999
PetsMart, LLC, 4.50%, (3 Month US Libor + 3.75%), 2/11/28 (b)	3,526	3,512

	Shares/ Principal	Fair Value
Term Loans (continued)
PetVet Care Centers LLC, 4.25%, (1 Month US Libor + 3.50%), 2/14/25 (b)	$2,007	$1,994
Phoenix Guarantor, Inc., 3.71%, (1 Month US Libor + 3.25%), 3/5/26 (b)	22,283	22,005
Phoenix Newco, Inc., 4.00%, (1 Month US Libor + 3.50%), 11/15/28 (b)	2,323	2,304
Pitney Bowes, Inc., 4.46%, (1 Month US Libor + 4.00%), 3/17/28 (b)	37,202	36,551
Pluto Acquisition I, Inc., 4.51%, (1 Month US Libor + 4.00%), 6/22/26 (b)	4,429	4,363
PMHC II, Inc., 0.00%, 2/2/29 (e)	6,711	6,390
Polaris Newco, LLC, 4.50%, (1 Month US Libor + 4.00%), 6/2/28 (b)	14,495	14,376
PRA Health Sciences, Inc., 3.31%, (3 Month US Libor + 2.25%), 7/3/28 (b)	853	848
Pre Paid Legal Services, Inc., 4.25%, (1 Month US Libor + 3.75%), 12/15/28 (b)	5,088	5,019
Precisely Software, Inc., 4.75%, (3 Month US Libor + 4.00%), 4/24/28 (b)	9,644	9,531
Primary Products Finance LLC, 0.00%, 10/25/28 (e)	3,081	3,051
Prime Security Services Borrower, LLC, 3.50%, (3 Month US Libor + 2.75%), 9/23/26 (b)	17,781	17,633
Quest Software U.S. Holdings, Inc., 4.75%, (3 Month US Libor + 4.25%), 2/1/29 (b)	16,331	16,063
Quikrete Holdings, Inc., 0.00%, 6/11/28 (e)	10,000	9,806
Radiate Holdco LLC, 0.00%, 9/25/26 (e)	10,890	10,785
Radiology Partners, Inc., 4.70%, (1 Month US Libor + 4.25%), 7/9/25 (b)	5,069	4,996
Raptor Acquisition Corp., 4.93%, (3 Month US Libor + 4.00%), 11/1/26 (b)	3,709	3,684
Red Planet Borrower LLC, 4.76%, (3 Month US Libor + 3.75%), 10/2/28 (b)	4,436	4,371
Restoration Hardware, Inc., 3.00%, (1 Month US Libor + 2.50%), 10/20/28 (b)	6,649	6,517

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Term Loans (continued)
Revint Intermediate II LLC, 4.75%, (1 Month US Libor + 4.75%), 10/15/27 (b)	$2,114	$2,104
Rocket Software, Inc., 4.71%, (1 Month US Libor + 4.25%), 11/28/25 (b)	9,205	9,068
Russell Investments U.S. Institutional Holdco, Inc., 4.50%, (3 Month US Libor + 3.50%), 5/30/25 (b)	15,000	14,787
Scientific Games Holdings LP, 0.00%, 2/4/29 (e)	15,180	15,023
SCIH Salt Holdings, Inc., 4.75%, (3 Month US Libor + 4.00%), 3/16/27 (b)	18,668	18,325
Sedgwick Claims Management Services, Inc., 3.71%, (1 Month US Libor + 3.25%), 12/31/25 (b)	9,872	9,761
Sovos Compliance LLC
5.00%, (1 Month US Libor + 4.50%), 8/11/28(b)	1,922	1,916
5.00%, (1 Month US Libor + 4.50%), 8/11/28(b)	333	332
Sparta U.S. HoldCo LLC, 4.25%, (1 Month US Libor + 3.50%), 8/2/28 (b)	4,688	4,617
Staples, Inc., 5.13%, (3 Month US Libor + 5.00%), 4/16/26 (b)	19,409	18,303
Thor Industries, Inc., 3.50%, (1 Month US Libor + 3.00%), 2/1/26 (b)	55,119	54,751
Tiger Acquisition LLC, 3.75%, (3 Month US Libor + 3.25%), 6/1/28 (b)	22,388	21,441
Tory Burch LLC, 3.50%, (1 Month US Libor + 3.00%), 4/16/28 (b)	3,918	3,800
Triton Water Holdings, Inc., 4.51%, (3 Month US Libor + 3.50%), 3/31/28 (b)	48,710	47,432
Truck Hero, Inc., 4.00%, (1 Month US Libor + 3.25%), 1/31/28 (b)	2,159	2,089
U.S. Anesthesia Partners, Inc., 4.75%, (3 Month US Libor + 4.25%), 10/1/28 (b)	3,661	3,630
U.S. Renal Care, Inc., 5.25%, (1 Month US Libor + 5.00%), 6/26/26 (b)	15,244	13,929
U.S. Silica Co., 5.00%, (1 Month US Libor + 4.00%), 5/1/25 (b)	9,869	9,682
UKG, Inc., 3.75%, (3 Month US Libor + 3.25%), 5/4/26 (b)	5,188	5,141
United AirLines Inc, 4.50%, (3 Month US Libor + 3.75%), 4/21/28 (b)	29,800	29,402

	Shares/ Principal	Fair Value
Term Loans (continued)
Univision Communications, Inc., 4.00%, (1 Month US Libor + 3.25%), 3/15/26 (b)	$14,558	$14,455
US Radiology Specialists, Inc., 0.00%, 12/15/27 (e)	4,918	4,897
USIC Holdings, Inc., 4.25%, (1 Month US Libor + 3.50%), 5/12/28 (b)	7,710	7,624
Varsity Brands Holdings, 4.50%, (1 Month US Libor + 3.50%), 12/16/24 (b)	84,465	80,893
VC GB Holdings I Corp., 4.51%, (3 Month US Libor + 3.50%), 7/21/28 (b)	1,985	1,915
Verscend Holding Corp., 4.46%, (1 Month US Libor + 4.00%), 8/27/25 (b)	9,799	9,750
Vertex Aerospace Services Corp., 4.75%, (1 Month US Libor + 4.00%), 12/6/28 (b)	4,135	4,117
Vertical Midco GMBH, 4.02%, (3 Month US Libor + 3.50%), 7/30/27 (b)	15,583	15,418
Vision Solutions, Inc., 0.00%, 4/24/28 (e)	3,703	3,660
Waystar Technologies, Inc., 4.46%, (1 Month US Libor + 4.00%), 10/22/26 (b)	19,600	19,526
Whatabrands LLC, 3.75%, (1 Month US Libor + 3.25%), 8/3/28 (b)	3,925	3,874
Woof Holdings, Inc., 4.68%, (3 Month US Libor + 3.75%), 12/21/27 (b)	2,344	2,323
Total Term Loans
(Cost - $2,790,068)		2,764,549
Exchange Traded Funds - 1.0%
Debt Funds - 1.0%
SPDR Blackstone Senior Loan ETF (Cost - $2,496,711)	54,600	2,454,816
Municipal Bonds - 0.8%
California Health Facilities Financing Authority
2.93%, 6/1/32	45,000	42,046
2.98%, 6/1/33	40,000	37,069
3.03%, 6/1/34	30,000	27,631
California State University, 2.72%, 11/1/52	90,000	75,881
City of Austin TX Electric Utility Revenue, 6.26%, 11/15/32	150,000	178,024
Commonwealth Financing Authority, 2.99%, 6/1/42	325,000	294,351
County of Broward FL Airport System Revenue, 3.48%, 10/1/43	50,000	47,116

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

		Shares/ Principal	Fair Value
Municipal Bonds (continued)
Foothill-Eastern Transportation Corridor Agency, 4.09%, 1/15/49		$135,000	$134,434
Gilroy Unified School District, 3.36%, 8/1/47		100,000	100,069
Greenville City School District, 3.54%, 1/1/51		110,000	111,086
Massachusetts School Building Authority, 3.40%, 10/15/40		85,000	79,758
Metropolitan Transportation Authority, 4.00%, 11/15/45		95,000	97,038
New York State Dormitory Authority, 3.14%, 7/1/43		45,000	42,537
Salt Lake City Corp., 3.10%, 4/1/38		40,000	39,499
San Bernardino Community College District
2.69%, 8/1/41		250,000	217,523
2.86%, 8/1/49		150,000	126,491
San Jose Redevelopment Agency Successor Agency, 3.23%, 8/1/27		90,000	90,035
State of Illinois, 5.10%, 6/1/33		120,000	127,609
Texas State University System
2.94%, 3/15/33		35,000	33,888
3.29%, 3/15/40		30,000	28,820
University of Pittsburgh-of the Commonwealth System of Higher Education, 3.01%, 9/15/41		80,000	72,905
Utah Transit Authority, 3.44%, 12/15/42		60,000	58,287
Total Municipal Bonds
(Cost - $2,201,653)			2,062,097
Sovereign Debts - 0.6%
Colombia Government International Bond, 5.00%, 6/15/45		200,000	168,636
Dominican Republic International Bond, 8.90%, 2/15/23 (a)	DOP	8,000,000	148,255
Indonesia Government International Bond, 4.35%, 1/8/27 (a)		200,000	212,440
Iraq International Bond, 5.80%, 1/15/28 (a)		187,500	182,860
Panama Government International Bond, 3.75%, 4/17/26 (a)		70,000	70,245
Peruvian Government International Bond, 2.78%, 1/23/31		200,000	188,328
Republic of South Africa Government International Bond, 5.88%, 6/22/30		200,000	209,300
Romanian Government International Bond, 6.13%, 1/22/44 (a)		130,000	150,016
Tunisian Republic, 5.75%, 1/30/25 (a)		200,000	133,400

	Shares/ Principal	Fair Value
Sovereign Debts (continued)

Turkey Government International Bond, 5.25%, 3/13/30	$200,000	$168,280
Total Sovereign Debts
(Cost - $1,813,574)		1,631,760
Preferred Stocks - 0.0%†
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)*	1,589	3,178

	Contracts	Notional Amount	Fair Value
Purchased Options - 0.0%†
EUR/NOK, Citibank, October 2022, Call @ 9.37 NOK(Cost - $3,313)	227,000	2,126,990,000 NOK	2,123

	Shares/ Principal	Fair Value
Short-Term Investments - 5.2%
Money Market Funds - 5.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(f)	8,635,199	8,635,199
Dreyfus Government Cash Management, 0.19%(f)	4,554,971	4,554,971

Total Short-Term Investments (Cost - $13,190,170)		13,190,170
Total Investments - 101.2%
(Cost - $157,803,551)		$258,367,984
Other Assets Less Liabilities - Net (1.2)%		(3,142,360)
Total Net Assets - 100.0%		$255,225,624

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2022, these securities amounted to $20,375,171 or 8.0% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	The loan will settle after March 31, 2022. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(f)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
DOP	-	Dominican Peso
EUR	-	EURO
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
March 31, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	18	6/30/2022	$3,814,594	$(52,735)
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	12	6/21/2022	2,125,500	(65,157)

					(117,892)
Short Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	23	6/17/2022	2,466,060	(155,550)
S&P 500 E-Mini Future	Goldman Sachs & Co.	143	6/17/2022	32,394,863	(2,021,690)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	9	6/17/2022	2,420,280	(96,600)

					(2,273,840)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(2,391,732)

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	SOFR	1.924%	08/12/27	500,000	$8,427	$41	$8,386
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$8,427	$41	$8,386

Credit Default Swaptions Purchased
Counterparty	Description	Buy/Sell Protection	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Call - CDX.NA.HY.37 Index, Put @ $99	Buy	05/18/22	1,600,000	$2,727	$12,600	$(9,873)
Total Net Unrealized Depreciation on Purchased Credit Default Swaptions						$12,600	$(9,873)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
March 31, 2022

Credit Default Swaps

Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	Avon Products, Inc.	Quarterly	Sell	–	5.00%	BB-	03/20/23	$135,000	$(4,851)	$(3,802)	$(1,049)
Citibank NA	Nabors Industries, Inc.	Quarterly	Buy	1.00%	–	CCC-	12/20/23	170,000	(6,262)	(8,747)	2,485
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	–	NR	12/20/23	1,050,000	10,711	3,661	7,050
JP Morgan	Air France-KLM	Quarterly	Buy	5.00%	–	NR	12/20/25	80,000	509	(399)	908
JP Morgan	Air France-KLM	Quarterly	Buy	5.00%	–	NR	06/20/26	80,000	120	1,190	(1,070)
JP Morgan	Nordstrom, Inc.	Quarterly	Buy	1.00%	–	BB+	12/20/26	165,000	(15,494)	(13,303)	(2,191)
Citibank NA	United Airlines Holdings, Inc.	Quarterly	Buy	5.00%	–	B	06/21/27	25,000	(1,143)	(2,116)	973
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	B-	06/21/27	200,000	(30,128)	(37,841)	7,713
Citibank NA	CDX.NA.HY.38	Quarterly	Sell	–	5.00%	NR	06/21/27	220,000	(12,466)	(10,247)	(2,219)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$(59,004)	$(71,604)	$12,600

*	Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR	-	Not Rated

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
06/07/22	JP Morgan Chase Bank	1,430,979	USD	1,260,000	EUR	$25,416

06/22/22	JP Morgan Chase Bank	12,765,000	JPY	112,811	USD	(7,396)

06/22/22	JP Morgan Chase Bank	107,355	USD	12,765,000	JPY	1,940

07/21/22	JP Morgan Chase Bank	213,000	AUD	155,283	USD	5,002

07/21/22	JP Morgan Chase Bank	182,500,000	KRW	153,811	USD	(3,276)

07/21/22	JP Morgan Chase Bank	160,267	USD	213,000	AUD	(18)

09/16/22	JP Morgan Chase Bank	736,446	USD	667,660	EUR	(12,570)

TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$9,098

AUD	-	Australian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
KRW	-	South Korean Won

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
March 31, 2022

USD	-	United States Dollar